     As filed with the Securities and Exchange Commission on October 7, 2005.
                                                            File No. 333-66935
                                                                     811-07622


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                   [ ]
                                     -------
         Post-Effective Amendment No.    21                            [X]
                                      --------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

          Amendment No.    223                                         [X]
                        ---------

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT TEN
                           (Exact Name of Registrant)

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                                 P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-5445
               (Depositor's Telephone Number, Including Area Code)

                            Christopher M. Grinnell
                   Hartford Life and Annuity Insurance Company
                                 P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

 It is proposed that this filing will become effective:

  ___ immediately upon filing pursuant to paragraph (b) of Rule 485
  _X_ on November 1, 2005, pursuant to paragraph (b) of Rule 485
  ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
  ___ on _________, pursuant to paragraph (a)(1) of Rule 485
  ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Prospectus and Statement of Additional Information (including all financial statements) for the Putnam Hartford Capital Manager Edge variable annuity is incorporated in Part A of this Post-Effective Amendment No. 21, by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-4 (File No. 333-66935), as filed on April 29, 2005, and declared effective on May 2, 2005.

A supplement to the aforementioned prospectus, dated November 1, 2005, is included in Part A of this Post-Effective Amendment No. 21.

                                    PART A

              SUPPLEMENT DATED NOVEMBER 1, 2005 TO YOUR PROSPECTUS



Effective November 1, 2005, the following disclosure replaces the discussion of the "Rights of Accumulation" program in the second paragraph under "What type of sales charge will I pay?" in the Highlights Section of the prospectus.


    We may include certain other investment products along with your Premium Payments when we determine your sales charge for this Contract under a program that we call "RIGHTS OF ACCUMULATION". Ask your broker or call us to see if your other investment products qualify.


Effective November 1, 2005, the following disclosure replaces the discussion of the "Rights of Accumulation" program in the third paragraph under "Sales Charge" in the "Charges and Fees" sub-section of "The Contract" Section of the prospectus:


    We may include certain other investment products when we determine your sales charge for this Contract under a program that we call "RIGHTS OF ACCUMULATION". Under this Program, we may include the asset values of investment products that we call "Eligible Investments" along with your Premium Payments when we determine your sales charge for the Contract.

    Your other investment products must be ones that we allow as Eligible Investments at the time of your Premium Payment to be considered part of this Program.


    If you purchased your Contract on or after November 1, 2005, Eligible Investments are:



    - Any other individual variable annuity contract issued by Hartford or one of its affiliates that has a front-end sales charge; and


    - Class A shares of any retail mutual fund of a fund family that is available as an investment option in this Contract.


If you purchased your Contract before November 1, 2005, Eligible Investments are any individual annuity contract or variable life insurance policy issued by Hartford or its affiliates, and shares of any mutual fund or 529 plan that Hartford has approved for the Program.


Ask your broker or call us to see if your other investment products qualify.

You must identify your Eligible Investments to your broker at the time you complete your application or Request for Annuity, and each time you make subsequent Premium Payments. If you send us your Premium Payment directly instead of through your broker's firm, or if you send us Premium Payments through our InvestEase Program or other automatic investment programs, your sales charge will be determined based on your most recent sales charge level on record under the Rights of Accumulation Program, if applicable, or your Cumulative Premium Payments, whichever results in a lower sales charge.

OTHER IMPORTANT PROGRAM RULES:


    - If you purchased your Contract on or after November 1, 2005, you must be the owner or joint owner of the Eligible Investments in order for them to be included under the Program. Additionally, your broker's firm must be the broker of record for the Eligible Investments in order for them to be included under the Program.



    - If you purchased your Contract before November 1, 2005, or if your Contract is issued in Vermont, Eligible Investments owned by you, your spouse or any immediate family member may be included under the Program.



We may discontinue, modify or amend this Program at any time.


THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.


HV-5281

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      (a) All financial statements are included in Part A and Part B of the Registration Statement.

      (b) (1) (a) Resolution of the Board of Directors of Hartford Life
                  and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

      (b) (1) (b) Resolution of the Board of Directors of Hartford Life and
                  Annuity Insurance Company ("Hartford") authorizing the re-designation of the Separate Account.(2)

          (2) Not applicable.

          (3) (a) Principal Underwriter Agreement.(3)

          (3) (b) Form of Dealer Agreement.(3)

          (4)     Form of Individual Flexible Premium Variable Annuity
                  Contract.(1)

          (5)     Form of Application.(4)

          (6) (a) Certificate of Incorporation of Hartford.(5)

              (b) Bylaws of Hartford.(5)

          (7) Not applicable.

          (8) Form of Fund Participation Agreement.(6)

          (9) Opinion and Consent of Christopher M. Grinnell
              Counsel and Assistant Vice President.

         (10) Consent of Deloitte & Touche LLP.

         (11) No financial statements are omitted.

         (12) Not applicable.

         (99) Copy of Power of Attorney.

----------------------
     1 Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73572, dated May 1, 1995.

     2 Incorporated by reference to Post-Effective Amendment No. 8, to the Registration Statement File No. 333-69429, filed April 9, 2001.

     3 Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73572, dated April 29, 1996.

     4 Incorporated by reference to Post-Effective Amendment No. 8, to the Registration Statement File No. 33-73572, filed on April 15, 1998.

     5 Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed on April 9, 2001.

     6 Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 333-91921, filed on August 25, 2000.

Item 25.   Directors and Officers of the Depositor

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
David G. Bedard                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Senior Vice President and Deputy Chief Financial Officer
-------------------------------------------- -------------------------------------------------------------------------
Richard G. Costello                          Vice President and Secretary
-------------------------------------------- -------------------------------------------------------------------------
Rochelle S. Cummings                         Vice President
-------------------------------------------- -------------------------------------------------------------------------
James Davey                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles J. DiVencenzo, Jr.                   Vice President
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Christopher M. Grinnell                      Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Susan M. Hess                                Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
George R. Jay                                Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael L. Kalen                             Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Thomas P. Kalmbach                           Assistant Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Deborah Koltenuk                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
-------------------------------------------- -------------------------------------------------------------------------
Kenneth A. McCullum                          Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President and Chief Accounting Officer*
-------------------------------------------- -------------------------------------------------------------------------
Jonathan L. Mercier                          Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Peter J. Michalik                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
John J. Mittelstadt                          Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Wade A. Seward                               Vice President
-------------------------------------------- -------------------------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
James E. Trimble                             Senior Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Charles N. Vest                              Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Eric H. Wietsma                              Assistant Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Executive Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

*Denotes date of election to Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant. Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement File No. 333-119414, filed on March 31, 2005.

Item 27. Number of Contract Owners

         As of August 31, 2005 there were 165,608 Contract Owners.

Item 28. Indemnification

         Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to
         Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

         Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

         1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

             A.  conducted himself in good faith;
             B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and
             C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

         2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

         In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

             A.  conducted himself in good faith;
             B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and
             C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

         Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) HSD acts as principal underwriter for the following investment companies:

         Hartford Life Insurance Company - Separate Account One
         Hartford Life Insurance Company - Separate Account Two
         Hartford Life Insurance Company - Separate Account Two (DC
            Variable Account I)
         Hartford Life Insurance Company - Separate Account Two (DC
            Variable Account II)
         Hartford Life Insurance Company - Separate Account Two (QP Variable
            Account)
         Hartford Life Insurance Company - Separate Account Two (Variable
            Account "A")
         Hartford Life Insurance Company - Separate Account Two (NQ
            Variable Account)
         Hartford Life Insurance Company - Separate Account Ten
         Hartford Life Insurance Company - Separate Account Three
         Hartford Life Insurance Company - Separate Account Five
         Hartford Life Insurance Company - Separate Account Seven
         Hartford Life Insurance Company - Separate Account Eleven
         Hartford Life Insurance Company - Separate Account Twelve
         Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
         Hart Life Insurance Company - Separate Account Two
         American Maturity Life Insurance Company - Separate Account AMLVA American Maturity Life Insurance Company - Separate Account One Nutmeg Life Insurance Company - Separate Account One
         Servus Life Insurance Company - Separate Account One
         Servus Life Insurance Company - Separate Account Two

         (b)      Directors and Officers of HSD

                                              POSITIONS AND OFFICES
               NAME                            WITH UNDERWRITER
              ------                          ----------------------
          David A. Carlson                 Senior Vice President and
                                           Deputy Chief Financial Officer
          Richard G. Costello              Vice President and Secretary
          George R. Jay                    Chief Broker-Dealer Compliance Officer
          Stephen T. Joyce                 Vice President
          Thomas M. Marra                  President, Chief Executive Officer and
                                           Chairman of the Board, Director
          Martin A. Swanson                Vice President
          John C. Walters                  Executive Vice President, Director
          Neal S. Wolin                    Executive Vice President and
                                           General Counsel
          Lizabeth H. Zlatkus              Executive Vice President and
                                           Chief Financial Officer, Director

          Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, Connecticut
          06115.

Item 30. Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.   Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 7th day of October, 2005.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT TEN
          (Registrant)

By: Thomas M. Marra                             *By: /s/ Christopher M. Grinnell
    ------------------------------------------       ---------------------------
    Thomas M. Marra, President, Chief Executive      Christopher M. Grinnell
    Officer and Chairman of the Board*               Attorney-in-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
          (Depositor)

By: Thomas M. Marra
    -----------------------------------------
    Thomas M. Marra, President, Chief
    Executive Officer and Chairman of the
    Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Michael L. Kalen, Executive Vice President,
    Director*
Thomas M. Marra, President, Chief Executive
    Officer and Chairman of the Board,
    Director*
Ernest M. McNeill, Jr., Vice President
    & Chief Accounting Officer*
John C. Walters, Executive Vice President,
    Director*                                   *By: /s/ Christopher M. Grinnell
Lizabeth H. Zlatkus, Executive Vice President        ---------------------------
    and Chief Financial Officer, Director*           Christopher M. Grinnell
David M. Znamierowski, Executive Vice President      Attorney-in-Fact
    & Chief Investment Officer, Director*
                                                 Date: October 7, 2005


333-66935

                                  EXHIBIT INDEX

(9)  Opinion and Consent of Christopher M. Grinnell, Counsel and
     Assistant Vice President.

(10) Consent of Deloitte & Touche LLP.

(99) Copy of Power of Attorney.